Acquisitions - Additional Information (Detail)	Feb. 19, 2016 USD ($) Branch	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill		$ 29,940,000	$ 29,940,000	$ 29,940,000
TFC Holding Company
Business Acquisition [Line Items]
Cash consideration	$ 86,700,000
Number of branches operated | Branch	6
Goodwill	$ 25,900,000
Loans acquired for deterioration of credit quality	$ 0